SCHEDULE OF SEGMENT REPORTING INFORMATION BY SEGMENT (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Revenues:
Rental income	$ 3,684,044	$ 4,032,429	$ 16,470,918	$ 18,523,813
Fees and other income	88,756	92,755	343,790	401,462
Total revenue	3,772,800	4,125,184	16,814,708	18,925,275
Costs and expenses:
Rental operating costs	1,544,441	1,612,642	6,158,052	6,256,077
General and administrative	1,673,823	1,661,978	5,704,830	7,526,675
Depreciation and amortization	998,969	1,244,104	4,862,267	5,515,518
Impairment of goodwill and real estate assets	524,373	26,943	6,443,437	1,969,311
Total costs and expenses	4,741,606	4,545,667	23,168,586	21,267,581
Other income (expense):
Interest expense - mortgage notes	(2,050,074)	(1,510,470)	(6,050,437)	(6,050,196)
Interest and other income, net	5,149	5,149	20,881	(151,356)
Net gain in Conduit Pharmaceuticals marketable securities (see footnote 9)	1,985	(176,658)	(188,287)	(17,925,723)
Gain on sales of real estate, net	172,096	4,453,968	5,444,792	3,426,572
Income tax (expense) benefit	(18,057)	25,409	(463,170)	(60,855)
Total other income, net	1,527,600	2,797,398	(1,236,221)	(20,761,558)
Net income (loss)	558,794	2,376,915	(7,590,099)	(23,103,864)
Less: Income attributable to noncontrolling interests	(117,885)	(111,563)	(685,586)	(2,524,665)
Net income (loss) attributable to Presidio Property Trust, Inc. stockholders	440,909	2,265,352	(8,275,685)	(25,628,529)
Operating Segments [Member] | Retail Properties [Member]
Revenues:
Rental income	93,574	262,878	543,600	2,058,622
Fees and other income		400	400	62,041
Total revenue	93,574	263,278	544,000	2,120,663
Costs and expenses:
Rental operating costs	4,832	100,568	115,047	608,667
General and administrative
Depreciation and amortization	22,928	31,689	100,472	394,461
Impairment of goodwill and real estate assets
Total costs and expenses	27,760	132,257	215,519	1,003,128
Other income (expense):
Interest expense - mortgage notes	(43,117)	(158,097)	(276,961)	(577,761)
Interest and other income, net
Net gain in Conduit Pharmaceuticals marketable securities (see footnote 9)
Gain on sales of real estate, net		4,213,068	4,494,358
Income tax (expense) benefit
Total other income, net	(43,117)	4,054,971	4,217,397	(577,761)
Net income (loss)	22,697	4,185,992	4,545,878	539,774
Less: Income attributable to noncontrolling interests
Net income (loss) attributable to Presidio Property Trust, Inc. stockholders	22,697	4,185,992	4,545,878	539,774
Operating Segments [Member] | Office Industrial Properties [Member]
Revenues:
Rental income	2,670,580	2,854,030	11,975,156	12,097,022
Fees and other income	82,800	62,362	257,414	241,530
Total revenue	2,753,380	2,916,392	12,232,570	12,338,552
Costs and expenses:
Rental operating costs	1,630,837	1,618,365	6,423,862	6,136,564
General and administrative	17,499	16,850	19,195	2,330
Depreciation and amortization	784,276	999,169	3,910,547	4,154,769
Impairment of goodwill and real estate assets	448,734		6,031,828	1,377,937
Total costs and expenses	2,881,346	2,634,384	16,385,432	11,671,600
Other income (expense):
Interest expense - mortgage notes	(1,543,083)	(891,330)	(3,757,328)	(3,457,360)
Interest and other income, net				(171,734)
Net gain in Conduit Pharmaceuticals marketable securities (see footnote 9)
Gain on sales of real estate, net
Income tax (expense) benefit			(9,600)
Total other income, net	1,873,418	(891,330)	(3,766,928)	(3,629,094)
Net income (loss)	1,745,452	(609,322)	(7,919,790)	(2,962,142)
Less: Income attributable to noncontrolling interests	2,053	(17,959)	(47,710)	(86,686)
Net income (loss) attributable to Presidio Property Trust, Inc. stockholders	1,747,505	(627,281)	(7,967,500)	(3,048,828)
Operating Segments [Member] | Model Home Properties [Member]
Revenues:
Rental income	919,890	915,521	3,952,162	4,368,169
Fees and other income	5,534	(1,754)	5,776	68,084
Total revenue	925,424	913,767	3,957,938	4,436,253
Costs and expenses:
Rental operating costs	48,877	48,157	212,817	171,621
General and administrative	226,882	229,961	813,705	820,217
Depreciation and amortization	191,292	212,012	846,818	952,627
Impairment of goodwill and real estate assets	75,639	26,943	339,609	406,374
Total costs and expenses	542,690	517,073	2,212,949	2,350,839
Other income (expense):
Interest expense - mortgage notes	(462,558)	(459,710)	(2,010,791)	(2,009,641)
Interest and other income, net	9	8	(13,735)	(23,890)
Net gain in Conduit Pharmaceuticals marketable securities (see footnote 9)
Gain on sales of real estate, net	172,096	240,900	950,434	3,426,572
Income tax (expense) benefit	(15,657)	(22,171)	(60,875)	(55,543)
Total other income, net	(306,110)	(240,973)	(1,134,967)	1,337,498
Net income (loss)	76,624	155,721	610,022	3,422,912
Less: Income attributable to noncontrolling interests	(119,938)	(93,604)	(637,876)	(2,437,979)
Net income (loss) attributable to Presidio Property Trust, Inc. stockholders	(43,314)	62,117	(27,854)	984,933
Segment Reporting, Reconciling Item, Corporate Nonsegment [Member]
Revenues:
Rental income
Fees and other income	422	31,747	80,200	29,807
Total revenue	422	31,747	80,200	29,807
Costs and expenses:
Rental operating costs	(140,105)	(154,448)	(593,674)	(660,775)
General and administrative	1,429,442	1,415,167	4,871,930	6,704,128
Depreciation and amortization	473	1,234	4,430	13,661
Impairment of goodwill and real estate assets			72,000	185,000
Total costs and expenses	1,289,810	1,261,953	4,354,686	6,242,014
Other income (expense):
Interest expense - mortgage notes	(1,316)	(1,333)	(5,357)	(5,434)
Interest and other income, net	5,140	5,141	34,616	44,268
Net gain in Conduit Pharmaceuticals marketable securities (see footnote 9)	1,985	(176,658)	(188,287)	(17,925,723)
Gain on sales of real estate, net
Income tax (expense) benefit	(2,400)	47,580	(392,695)	(5,312)
Total other income, net	3,409	(125,270)	(551,723)	(17,892,201)
Net income (loss)	(1,285,979)	(1,355,476)	(4,826,209)	(24,104,408)
Less: Income attributable to noncontrolling interests
Net income (loss) attributable to Presidio Property Trust, Inc. stockholders	$ (1,285,979)	$ (1,355,476)	$ (4,826,209)	$ (24,104,408)